UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Independence Capital Asset Partners, LLC
Address: 1400 16th Street, Suite 520
         Denver, CO 80202

13F File Number: 028-11636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Anita E. Falicia
Title: Principal
Phone: 303-209-4100

Signature,                               Place,             and Date of Signing:


/s/   Anita E. Falicia                   Denver, CO          May 13,2008
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total: $461,008 (thousands)


List of Other Included Managers: N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES COM        COM              00971t101     5665   201184 SH       Sole                   157160             44024
AMERN EAGLE OUTFIT NEW COM     COM              02553e106     7004   400000 SH       Sole                   312446             87554
BJ SVCS CO COM                 COM              055482103     7056   247500 SH       Sole                   193321             54179
CABOT OIL & GAS CORP COM       COM              127097103    25420   500000 SH       Sole                   390703            109297
CELGENE CORP COM               COM              151020104    16064   262094 SH       Sole                   204753             57341
CHICAGO BRIDGE & IRON N Y REGI COM              167250109     6624   168809 SH       Sole                   131798             37011
CORRECTIONS CP AM NEW COM NEW  COM              22025y407    28290  1027989 SH       Sole                   803339            224650
COVANTA HLDG CORP COM          COM              22282e102    10896   396226 SH       Sole                   309645             86581
DIRECTV GROUP INC COM          COM              25459l106    21871   882252 SH       Sole                   689296            192956
DOW CHEM CO COM                COM              260543103    12830   348169 SH       Sole                   271940             76229
FIDELITY NATL INFO SVC COM     COM              31620m106    18208   477400 SH       Sole                   373101            104299
FLUOR CORP NEW COM             COM              343412102    22675   160634 SH       Sole                   125484             35150
FREEPORT-MCMORAN COP&G CL B    COM              35671d857    18601   193322 SH       Sole                   151080             42242
GAP INCCMN                     COM              364760108     8689   441532 SH       Sole                   344935             96597
GENPACT LIMITED SHS            COM              g3922b107     1471   120098 SH       Sole                    93809             26289
GOODYEAR TIRE & RUBR COM       COM              382550101     7580   293801 SH       Sole                   230821             62980
GOOGLE INC CL A                COM              38259p508    11012    25000 SH       Sole                    19524              5476
GRUPO AEROPORTUARIO DE SPON AD COM              400506101    20223   449410 SH       Sole                   351081             98329
INTEL CORP COM                 COM              458140100    12029   567911 SH       Sole                   443810            124101
JPMORGAN & CHASE & CO COM      COM              46625h100    21475   500000 SH       Sole                   390557            109443
KAISER ALUMINUM CORP COM PAR $ COM              483007704    13204   190527 SH       Sole                   148778             41749
MAKO SURGICAL CORP COM         COM              560879108      269    30000 SH       Sole                    23582              6418
MICROSOFT CORP COM             COM              594918104    22245   783818 SH       Sole                   612632            171186
MORGAN STANLEY COM NEW         COM              617446448    14423   315593 SH       Sole                   246505             69088
NATIONAL CINEMEDIA             COM              635309107     5108   227207 SH       Sole                   177470             49737
PNC FINL SVCS GROUP COM        COM              693475105    13114   200000 SH       Sole                   156227             43773
POLYPORE INTL INC COM          COM              73179v103    10754   519759 SH       Sole                   405713            114046
POWER INTEGRATIONS             COM              739276103     8205   280413 SH       Sole                   219201             61212
QUALCOMM INCCMN                COM              747525103    15796   385264 SH       Sole                   300770             84494
RAYMOND JAMES FINL INC COM     COM              754730109     9192   400000 SH       Sole                   312449             87551
ROSS STORES INC COM            COM              778296103     8988   300000 SH       Sole                   234334             65666
SAFEWAY INC COM NEW            COM              786514208     9392   320000 SH       Sole                   249957             70043
SOLARFUN POWER HLDG CO SPONSOR COM              83415u108     2250   186570 SH       Sole                   145729             40841
SUNPOWER CORP COM CL A         COM              867652109    11471   153955 SH       Sole                   120254             33701
TRANSOCEAN INC ORD             COM              g90073100    17927   132595 SH       Sole                   103605             28990
WILLIAMS COS INC DEL COM       COM              969457100    14987   454436 SH       Sole                   355386             99050

Total                                                      461,008
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